Cash, Cash Equivalents and Margin Cash	9 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents and Margin Cash [Abstract]
Cash, cash equivalents and margin cash

3 Cash, cash equivalents and margin cash

	September 30, 2024	December 31, 2023
Cash on hand and at banks	2,239,508	1,830,814
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic) (1)	2,830,547	2,738,703
Cash and cash equivalents	5,070,055	4,569,517

Margin cash (Restricted cash)	108,007	18,191
Investments in Treasury Bills	59,459	114,270
Margin cash	167,466	132,461

Total	5,237,521	4,701,978

(1)	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.

The availability of revolving credit facilities in the United States was US$2.9 billion as of September 30, 2024 (US$2.9 billion as of December 31, 2023). In Brazil, the availability of revolving credit facilities was US$450,000 as of September 30, 2024 (US$450,000 as of December 31, 2023).